Commitments and Contingencies - Summary of Future Commitments Amounts On an Undiscounted for All the Planned Expenditures (Details)	Dec. 31, 2020 USD ($)
Future commitments, 2021	$ 11,909,976
Future commitments, 2022	17,397,871
Future commitments, 2023 and beyond	72,205,451
Citarum Block PSC [Member]
Future commitments, 2021	34,653
Future commitments, 2022	3,534,727
Future commitments, 2023 and beyond	35,800,000
Citarum Block PSC [Member] | Environmental Permits [Member]
Future commitments, 2021	34,653	[1]
Future commitments, 2022		[1]
Future commitments, 2023 and beyond		[1]
Citarum Block PSC [Member] | G&G studies [Member]
Future commitments, 2021		[1]
Future commitments, 2022	150,000	[1]
Future commitments, 2023 and beyond	950,000	[1]
Citarum Block PSC [Member] | 2D Seismic [Member]
Future commitments, 2021		[1]
Future commitments, 2022	3,384,727	[1]
Future commitments, 2023 and beyond	2,750,000	[1]
Citarum Block PSC [Member] | 3D Seismic [Member]
Future commitments, 2021		[1]
Future commitments, 2022		[1]
Future commitments, 2023 and beyond	2,100,000	[1]
Citarum Block PSC [Member] | Exploratory Well [Member]
Future commitments, 2021		[1]
Future commitments, 2022		[1]
Future commitments, 2023 and beyond	30,000,000	[1]
Kruh Block KSO [Member]
Future commitments, 2021	11,875,323
Future commitments, 2022	13,863,144
Future commitments, 2023 and beyond	36,405,451
Kruh Block KSO [Member] | G&G studies [Member]
Future commitments, 2021		[1]
Future commitments, 2022	200,000	[1]
Future commitments, 2023 and beyond	1,300,000	[1]
Kruh Block KSO [Member] | 2D Seismic [Member]
Future commitments, 2021	1,153,163	[1]
Future commitments, 2022		[1]
Future commitments, 2023 and beyond		[1]
Kruh Block KSO [Member] | 3D Seismic [Member]
Future commitments, 2021	1,119,816	[1]
Future commitments, 2022		[1]
Future commitments, 2023 and beyond		[1]
Kruh Block KSO [Member] | Operating Lease Commitments [Member]
Future commitments, 2021	1,364,917	[2]
Future commitments, 2022	3,131,019	[2]
Future commitments, 2023 and beyond	21,864,512	[2]
Kruh Block KSO [Member] | Pruduction Facility [Member]
Future commitments, 2021	349,726	[1]
Future commitments, 2022	1,500,000	[1]
Future commitments, 2023 and beyond	2,500,000	[1]
Kruh Block KSO [Member] | Drilling and Sand Fracturing [Member]
Future commitments, 2021	7,500,000	[1]
Future commitments, 2022	9,000,000	[1]
Future commitments, 2023 and beyond	10,500,000	[1]
Kruh Block KSO [Member] | Workover [Member]
Future commitments, 2021	292,376	[1]
Future commitments, 2022		[1]
Future commitments, 2023 and beyond		[1]
Kruh Block KSO [Member] | Re-opening [Member]
Future commitments, 2021	63,200	[1]
Future commitments, 2022		[1]
Future commitments, 2023 and beyond		[1]
Kruh Block KSO [Member] | Abandonment and Site Restoration [Member]
Future commitments, 2021	32,125	[1]
Future commitments, 2022	32,125	[1]
Future commitments, 2023 and beyond	$ 240,939	[1]

[1]	Firm capital commitments represent legally binding obligations with respect to the KSO of Kruh Block or the PSC of the Citarum Block in which the contract specifies the minimum exploration or development work to be performed by the Company within the first three years of the contract. In certain cases where the Company executes contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.
[2]	Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease represents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the operating leases are related with the equipment and machinery used in oil production. Rental expenses under operating leases for the years ended December 31, 2020, 2019 and 2018 were $1,167,097, $1,184,831, and $901,106, respectively.